Revenue Recognition (Tables)	9 Months Ended
Sep. 30, 2021
Revenue Recognition [Abstract]
Schedule of segment revenue
	Three Months Ended September 30, 2021				Three Months Ended September 30, 2020
	North America	U.K.	Other foreign markets	Total Consolidated Revenue	North America	U.K.	Other foreign markets	Total Consolidated Revenue
	(In thousands)				(In thousands)
Revenue Type:
Seminars	$1,272	$—	$—	$1,272	$6,783	$47	$141	$6,971
Products	107	—	—	107	70	—	—	70
Coaching and Mentoring	—	—	—	—	7	—	3	10
Online and Subscription	—	—	—	—	351	—	37	388
Other	—	—	—	—	—	—	—	—
Total revenue	$1,379	$—	$—	$1,379	$7,211	$47	$181	$7,439

	Nine Months Ended September 30, 2021				Nine Months Ended September 30, 2020
	North America	U.K.	Other foreign markets	Total Consolidated Revenue	North America	U.K.	Other foreign markets	Total Consolidated Revenue
	(In thousands)				(In thousands)
Revenue Type:
Seminars	$4,300	$880	$—	$5,180	$17,940	$245	$425	$18,610
Products	198	—	—	198	464	—	—	464
Coaching and Mentoring	—	—	—	—	1,050	—	3	1,053
Online and Subscription	11	—	—	11	1,281	—	40	1,321
Other	163	1,809	—	1,972	116	—	—	116
Total revenue	$4,672	$2,689	$—	$7,361	$20,851	$245	$468	$21,564